Financial instruments related to commodity contracts - Fair value hierarchy (Details) - Derivative financial instruments related to commodity contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	$ 1,446	$ 6,246	$ (2,238)
Active management horizon of assessment	12 months	12 months	12 months
Level 1
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	$ 1,132	$ 3,850	$ (149)
Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	679	(3,834)	(681)
Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	(365)	6,230	(1,408)
Integrated Gas, Renewables & Power activities
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	2,347	6,383	(1,928)	$ (260)
Integrated Gas, Renewables & Power activities | Level 1
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	1,034	3,716	(159)
Integrated Gas, Renewables & Power activities | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	1,678	(3,563)	(361)
Integrated Gas, Renewables & Power activities | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	(365)	6,230	(1,408)
Crude oil, petroleum products and freight rates activities
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	(901)	(137)	(310)	$ (282)
Crude oil, petroleum products and freight rates activities | Level 1
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	98	134	10
Crude oil, petroleum products and freight rates activities | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	$ (999)	$ (271)	$ (320)